Accounts Receivable, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Reversal of allowance for credit losses	¥ (23,769)	¥ 185,520	¥ 80,878